INTANGIBLE ASSETS INCLUDING GOODWILL - Intangible Assets by Class (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Intangible asset balances by major asset class:
Gross Carrying Amount	$ 8,466	$ 6,543
Accumulated Amortization	(3,778)	(3,057)
Net Carrying Amount	4,688	3,487
Capitalized software
Intangible asset balances by major asset class:
Gross Carrying Amount	1,537	1,348
Accumulated Amortization	(661)	(581)
Net Carrying Amount	876	767
Client relationships
Intangible asset balances by major asset class:
Gross Carrying Amount	2,831	1,856
Accumulated Amortization	(1,228)	(927)
Net Carrying Amount	1,602	929
Completed technology
Intangible asset balances by major asset class:
Gross Carrying Amount	3,322	2,960
Accumulated Amortization	(1,668)	(1,397)
Net Carrying Amount	1,654	1,563
Patents/trademarks
Intangible asset balances by major asset class:
Gross Carrying Amount	730	335
Accumulated Amortization	(205)	(142)
Net Carrying Amount	525	193
Other intangible assets
Intangible asset balances by major asset class:
Gross Carrying Amount	46	44
Accumulated Amortization	(15)	(10)
Net Carrying Amount	$ 31	$ 35